RIGHT-OF-USE (“ROU”) ASSETS AND LEASE PAYABLE (Tables)	12 Months Ended
Dec. 31, 2024
Right-of-use Rou Assets And Lease Payable
SCHEDULE OF RIGHT OF USE ASSETS AND LIABILITIES

The Company recognized operating lease ROU assets and lease liabilities as follows:

	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Right-of-use assets	2,592	2,592	1,897
Less: accumulated amortization	(749)	(960)	(702)
Operating lease ROU asset, net	1,843	1,632	1,195

	December 31,
	2023	2024	2024
	SGD’000	SGD’000	USD’000
Operating lease liabilities
Current portion	300	292	214
Non-current portion	1,283	986	722
Total	1,583	1,278	936

SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS UNDER NON-CANCELABLE OPERATING LEASES

As of December 31, 2024, future minimum lease payments under the non-cancelable operating leases are as follows:

Future payment	SGD’000	USD’000
2025	294	215
2026	190	139
2027	128	94
2028	28	20
2029	30	22
Thereafter	608	446
Total	1,278	936

SCHEDULE OF OTHER SUPPLEMENTAL INFORMATION ABOUT THE COMPANY’S OPERATING LEASE

The following summarizes other supplemental information about the Company’s operating lease as of December 31, 2024:

Weighted average discount rate	4.33%
Weighted average remaining lease term (years)	11